CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 3,904		$ 9,414				$ 30,301
Accounts receivable	2,094		1,557				1,357
Inventory, net	1,522		1,471				1,292
Prepaid expenses	4,859		4,772				2,181
Total current assets	12,379		17,214				35,131
Property and equipment, net	1,885		2,231				1,797
Right-of-use assets	1,322		1,381
Intangible assets, net	858		802				794
Other assets	367		367				115
TOTAL ASSETS	16,811		21,995				37,837
Current liabilities:
Trade payables	4,297		4,947				1,300
Accrued liabilities	9,106		6,377				4,969
Series B-2 tranche liabilities	959		4,702
Series B-3 warrant liabilities	17,190		15,819
Short-term lease liabilities	384		370
Other current liabilities	253		141				104
Total current liabilities	32,189		32,356			$ 236	6,373
Long-term lease liabilities	1,410		1,593
Warrant liabilities and other long-term liabilities			369				561
TOTAL LIABILITIES	33,861		34,318				6,934
Convertible preferred stock	181,313		164,006	$ 164,006			160,507	$ 55,975
Stockholders' deficit:
Common stock, $0.001 par value per share. Authorized 1,250,000,000 shares at June 30, 2023, and December 31, 2022, respectively; issued and outstanding, 18,138,685 and 14,075,524 shares at June 30, 2023, and December 31, 2022, respectively	18		14				11
Additional paid-in capital	13,200		10,015				6,727
Accumulated deficit	(211,581)		(186,358)				(136,342)
Total stockholders' deficit	(198,363)	$ (184,474)	(176,329)	$ (145,959)	$ (137,354)		(129,604)	$ (106,132)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 16,811		$ 21,995				$ 37,837